AMOUNTS RECEIVABLE AND OTHER ASSETS (Tables)	12 Months Ended
Jul. 31, 2024
Disclosure Of Detailed Information About Amounts Receivable And Other Assets
	July 31, 2024	July 31, 2023
Sales tax receivable	$83,451	$4,030
Prepaid insurance	791	791
Reclamation deposit	19,100	19,100
	$103,342	$23,921